CURRENT AND DEFERRED TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Provisional monthly payments (advances), current assets	$ 48,480	$ 65,257
Provisional monthly payments (advances), non-current assets
Provisional monthly payments (advances)	48,480	65,257
Other recoverable credits, current assets	20,654	12,730
Other recoverable credits, non-current assets	757	17,532
Other recoverable credits	21,411	30,262
Total assets by current tax, current assets	69,134	77,987
Total assets by current tax, non-current assets	757	17,532
Total assets by current tax	$ 69,891	$ 95,519